Schedule II - Valuation and Qualifying Accounts and Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade accounts receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 76	$ 83	$ 88
Charged to costs and expense	0	9	4
Charged to other accounts	6	(1)	(9)
Deductions – write-offs	(11)	(15)	0
Balance at end of period	71	76	83
Deferred tax assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	225	241	245
Charged to costs and expense	9	(14)	21
Charged to other accounts	0	2	(9)
Deductions – write-offs	(6)	(4)	(16)
Balance at end of period	$ 228	$ 225	$ 241